Quarterly Report
March 31, 2024
Massachusetts
Investors Trust
MIT-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	483,325	$99,202,456
Howmet Aerospace, Inc.	1,909,295	130,653,057
		$229,855,513
Alcoholic Beverages – 1.5%
Diageo PLC	1,412,703	$52,162,916
Pernod Ricard S.A.	309,847	50,125,047
		$102,287,963
Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	76,228	$68,562,296
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp.	554,231	$40,093,071
CME Group, Inc.	194,959	41,972,723
		$82,065,794
Business Services – 1.6%
Fiserv, Inc. (a)	672,488	$107,477,032
Cable TV – 1.0%
Cable One, Inc.	53,301	$22,553,252
Comcast Corp., “A”	1,037,744	44,986,203
		$67,539,455
Computer Software – 13.5%
Adobe Systems, Inc. (a)	109,976	$55,493,890
Check Point Software Technologies Ltd. (a)	527,966	86,591,704
Dun & Bradstreet Holdings, Inc.	2,167,937	21,766,087
Microsoft Corp.	1,464,437	616,117,935
Salesforce, Inc.	465,502	140,199,892
		$920,169,508
Computer Software - Systems – 3.2%
Apple, Inc.	1,267,996	$217,435,954
Construction – 1.4%
Allegion PLC	229,963	$30,978,316
Summit Materials, Inc., “A” (a)	1,387,174	61,826,345
		$92,804,661
Consumer Products – 2.3%
Colgate-Palmolive Co.	917,228	$82,596,381
Kenvue, Inc.	3,341,419	71,706,852
		$154,303,233
Electrical Equipment – 3.7%
AMETEK, Inc.	381,391	$69,756,414
Fortive Corp.	134,638	11,581,561
Johnson Controls International PLC	1,026,740	67,066,657
TE Connectivity Ltd.	701,582	101,897,769
		$250,302,401

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.2%
Analog Devices, Inc.	546,767	$108,145,045
Applied Materials, Inc.	437,495	90,224,594
ASML Holding N.V.	80,784	77,758,630
Lam Research Corp.	39,261	38,144,810
NVIDIA Corp.	359,025	324,400,629
Texas Instruments, Inc.	339,716	59,181,924
		$697,855,632
Energy - Independent – 2.7%
ConocoPhillips	1,440,023	$183,286,127
Energy - Integrated – 1.4%
Exxon Mobil Corp.	841,027	$97,760,978
Food & Beverages – 0.8%
Mondelez International, Inc.	768,345	$53,784,150
Forest & Paper Products – 0.3%
Rayonier, Inc., REIT	728,748	$24,223,584
Health Maintenance Organizations – 1.7%
Cigna Group	330,686	$120,101,848
Insurance – 3.1%
Aon PLC	188,315	$62,844,482
Chubb Ltd.	340,458	88,222,881
Willis Towers Watson PLC	230,655	63,430,125
		$214,497,488
Internet – 5.4%
Alphabet, Inc., “A” (a)	2,356,967	$355,737,029
Alphabet, Inc., “C” (a)	84,845	12,918,500
		$368,655,529
Leisure & Toys – 1.1%
Electronic Arts, Inc.	546,323	$72,480,672
Machinery & Tools – 1.4%
Eaton Corp. PLC	314,797	$98,430,726
Major Banks – 5.9%
Bank of America Corp.	2,512,991	$95,292,619
Goldman Sachs Group, Inc.	261,480	109,217,581
JPMorgan Chase & Co.	996,103	199,519,431
		$404,029,631
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	291,760	$98,016,772
Medical Equipment – 4.0%
Agilent Technologies, Inc.	580,722	$84,500,858
Becton, Dickinson and Co.	341,429	84,486,606
Medtronic PLC	1,195,857	104,218,938
		$273,206,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.4%
Mastercard, Inc., “A”	286,233	$137,841,226
Visa, Inc., “A”	579,760	161,799,421
		$299,640,647
Pharmaceuticals – 6.3%
Eli Lilly & Co.	148,367	$115,423,591
Merck & Co., Inc.	598,342	78,951,227
Pfizer, Inc.	2,509,121	69,628,108
Vertex Pharmaceuticals, Inc. (a)	268,847	112,380,734
Zoetis, Inc.	306,904	51,931,226
		$428,314,886
Pollution Control – 0.7%
Waste Management, Inc.	238,866	$50,914,288
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	454,450	$40,068,856
Specialty Chemicals – 2.1%
DuPont de Nemours, Inc.	883,994	$67,775,820
Linde PLC	167,810	77,917,539
		$145,693,359
Specialty Stores – 8.2%
Amazon.com, Inc. (a)	1,433,518	$258,577,977
Costco Wholesale Corp.	137,260	100,560,794
Home Depot, Inc.	280,992	107,788,531
Target Corp.	471,363	83,530,237
Tractor Supply Co.	47,498	12,431,177
		$562,888,716
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT	555,814	$109,823,288
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	157,538	$31,389,447
Utilities - Electric Power – 1.6%
Southern Co.	749,823	$53,792,302
Xcel Energy, Inc.	1,077,437	57,912,239
		$111,704,541
Total Common Stocks		$6,779,571,377
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.38% (v)	12,494,700	$12,497,199

Other Assets, Less Liabilities – 0.6%		43,878,396
Net Assets – 100.0%		$6,835,946,972
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,497,199 and $6,779,571,377, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,779,571,377	$—	$—	$6,779,571,377
Mutual Funds	12,497,199	—	—	12,497,199
Total	$6,792,068,576	$—	$—	$6,792,068,576
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,188,714	$205,171,135	$204,853,900	$(7,638)	$(1,112)	$12,497,199
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$490,827	$—